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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2013

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | September 30, 2013

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.4%
Bond Funds - 62.0%
DoubleLine Total Return Bond Fund Class I		1,097,751	$12,031,353
Franklin Floating Rate Daily Access Fund Advisor Class		1,733,100	15,892,529
iShares 20+ Year Treasury Bond Fund ETF		26,848	2,856,627
Madison Core Bond Fund Class Y (A)		2,842,454	28,850,911
Madison Corporate Bond Fund Class Y (A)		1,277,935	14,261,751
Madison High Income Fund Class Y (A)		916,090	6,366,828
Madison High Quality Bond Fund Class Y (A)		1,655,949	18,265,114
Metropolitan West Total Return Bond Fund Class I		2,629,606	27,926,418
PIMCO Total Return Fund Institutional Class		805,032	8,710,442
Vanguard Intermediate-Term Corporate Bond ETF		84,290	7,031,472

			142,193,445
Foreign Bond Funds - 2.0%
TCW Emerging Markets Income Fund Class I		69,216	578,643
Templeton Global Bond Fund Advisor Class		309,308	3,996,257

			4,574,900
Foreign Stock Funds - 6.0%
Madison International Stock Fund Class Y (A)		619,931	7,860,725
Vanguard FTSE All-World ex-US ETF		70,237	3,413,518
Vanguard FTSE Europe ETF		43,407	2,366,115

			13,640,358
Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund		3,971,314	3,971,314

Stock Funds - 28.7%
iShares Russell Midcap Index Fund ETF		74,347	10,339,437
Madison Equity Income Fund Class Y (A)		117,122	1,160,674
Madison Investors Fund (A)		660,546	14,347,057
Madison Large Cap Growth Fund Class Y (A)		423,359	8,615,346
Madison Large Cap Value Fund Class Y (A)		1,217,551	19,980,011
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		876,035	11,423,497

			65,866,022

TOTAL INVESTMENTS - 100.4% ( Cost $215,033,531 )			230,246,039
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(956,694)

TOTAL NET ASSETS - 100.0%			$229,289,345

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.2%
Bond Funds - 37.8%
DoubleLine Total Return Bond Fund Class I		1,855,424	$20,335,449
Franklin Floating Rate Daily Access Fund Advisor Class		2,246,189	20,597,550
iShares 20+ Year Treasury Bond Fund ETF		38,175	4,061,820
Madison Core Bond Fund Class Y (A)		3,008,917	30,540,512
Madison High Income Fund Class Y (A)		1,212,346	8,425,805
Madison High Quality Bond Fund Class Y (A)		1,546,591	17,058,900
Metropolitan West Total Return Bond Fund Class I		3,655,886	38,825,512
Vanguard Intermediate-Term Corporate Bond ETF		169,265	14,120,086

			153,965,634
Foreign Bond Funds - 0.3%
TCW Emerging Markets Income Fund Class I		121,053	1,012,003

Foreign Stock Funds - 10.5%
Madison International Stock Fund Class Y (A)		696,902	8,836,711
Madison NorthRoad International Fund Class Y (A)		1,155,644	13,763,722
Vanguard FTSE All-World ex-U.S. ETF		126,060	6,126,516
Vanguard FTSE Europe ETF		161,090	8,781,016
WisdomTree Japan Hedged Equity Fund ETF		108,308	5,191,203

			42,699,168
Money Market Funds - 2.5%
State Street Institutional U.S. Government Money Market Fund		10,227,216	10,227,216

Stock Funds - 50.1%
iShares Core S&P Mid-Cap ETF		156,467	19,423,813
Madison Investors Fund (A)		1,537,632	33,397,359
Madison Large Cap Growth Fund Class Y (A)		1,542,249	31,384,772
Madison Large Cap Value Fund Class Y (A)		2,570,218	42,177,278
Madison Mid Cap Fund Class Y * (A)		1,660,216	15,406,803
Madison Small Cap Fund Class Y (A)		372,892	5,321,166
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		3,419,006	44,583,841
Vanguard Health Care ETF		22,104	2,058,767
Vanguard Information Technology ETF		127,070	10,258,361

			204,012,160

TOTAL INVESTMENTS - 101.2% ( Cost $355,985,509 )			411,916,180
NET OTHER ASSETS AND LIABILITIES - (1.2%)			(4,700,568)

TOTAL NET ASSETS - 100.0%			$407,215,612

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.4%
Bond Funds - 13.2%
iShares 20+ Year Treasury Bond Fund ETF		3,839	$408,470
Madison High Income Fund Class Y (A)		196,601	1,366,379
Metropolitan West Total Return Bond Fund Class I		1,645,284	17,472,916
Vanguard Intermediate-Term Corporate Bond ETF		19,235	1,604,584

			20,852,349
Foreign Stock Funds - 15.6%
Madison International Stock Fund Class Y (A)		294,657	3,736,251
Madison NorthRoad International Fund Class Y (A)		486,967	5,799,774
Vanguard FTSE All-World ex-U.S. ETF		122,386	5,947,959
Vanguard FTSE Europe ETF		116,388	6,344,310
WisdomTree Japan Hedged Equity Fund ETF		58,874	2,821,831

			24,650,125
Money Market Funds - 3.8%
State Street Institutional U.S. Government Money Market Fund		5,938,373	5,938,373

Stock Funds - 68.8%
iShares Core S&P Mid-Cap ETF		63,961	7,940,119
Madison Investors Fund (A)		724,582	15,737,917
Madison Large Cap Growth Fund Class Y (A)		795,967	16,197,939
Madison Large Cap Value Fund Class Y (A)		1,223,894	20,084,104
Madison Mid Cap Fund Class Y * (A)		1,294,562	12,013,538
Madison Small Cap Fund Class Y (A)		277,946	3,966,296
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		1,814,175	23,656,847
Vanguard Health Care ETF		17,187	1,600,797
Vanguard Information Technology ETF		88,567	7,150,014

			108,347,571

TOTAL INVESTMENTS - 101.4% ( Cost $131,839,670 )			159,788,417
NET OTHER ASSETS AND LIABILITIES - (1.4%)			(2,199,618)

TOTAL NET ASSETS - 100.0%			$157,588,799

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 73.0%
Fannie Mae - 20.1%
0.096%, 10/1/13 (A)	$300,000	$300,000
4.625%, 10/15/13	3,650,000	3,656,394
0.132%, 10/16/13 (A)	316,000	315,983
0.081%, 10/23/13 (A)	650,000	649,968
0.091%, 11/1/13 (A)	1,200,000	1,199,907
0.041%, 12/4/13 (A)	2,200,000	2,199,843
0.061%, 12/16/13 (A)	500,000	499,937
0.750%, 12/18/13	175,000	175,262

		8,997,294
Federal Farm Credit Bank - 3.5%
3.875%, 10/7/13	643,000	643,396
5.050%, 11/25/13	500,000	503,749
1.300%, 12/23/13	400,000	401,130

		1,548,275
Federal Home Loan Bank - 20.5%
0.015%, 10/8/13 (A)	600,000	599,998
0.052%, 10/11/13 (A)	550,000	549,991
3.625%, 10/18/13	800,000	801,315
0.056%, 11/8/13 (A)	300,000	299,990
0.041%, 11/13/13 (A)	400,000	399,981
0.036%, 11/22/13 (A)	500,000	499,975
0.051%, 11/27/13 (A)	2,100,000	2,099,834
0.030%, 12/4/13 (A)	500,000	499,973
0.051%, 12/6/13 (A)	1,500,000	1,499,862
0.076%, 1/2/14 (A)	415,000	414,920
0.030%, 1/8/14 (A)	1,500,000	1,499,876

		9,165,715
Freddie Mac - 20.9%
0.051%, 10/1/13 (A)	600,000	600,000
0.066%, 10/21/13 (A)	3,000,000	2,999,892
0.875%, 10/28/13	1,250,000	1,250,742
0.375%, 10/30/13	1,500,000	1,500,408
0.061%, 11/5/13 (A)	1,000,000	999,942
0.071%, 11/12/13 (A)	700,000	699,943
0.067%, 12/2/13 (A)	590,000	589,933
2.500%, 1/7/14	230,000	231,504
0.041%, 1/14/14 (A)	510,000	509,940

		9,382,304
U.S. Treasury Notes - 8.0%
2.750%, 10/31/13	600,000	601,313
0.500%, 11/15/13	3,000,000	3,001,721

		3,603,034

Total U.S. Government and Agency Obligations ( Cost $32,696,622 )		32,696,622
SHORT-TERM INVESTMENTS - 21.5%
Energy - 3.8%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Money Market Fund Portfolio of Investments (unaudited)

ConocoPhillips (A), 0.152%, 10/18/13	870,000	869,938
ConocoPhillips, 4.75%, 2/1/14	812,000	823,569

		1,693,507
Financials - 4.3%
Berkshire Hathaway Finance Corp., 1.5%, 1/10/14	300,000	301,027
Caterpillar Financial Services Corp., Series F, 4.6%, 1/15/14	100,000	101,241
JPMorgan Chase & Co., 2.05%, 1/24/14	1,539,000	1,548,314

		1,950,582
Health Care - 4.4%
Abbot Laboratories (A), 0.091%, 11/18/13	2,000,000	1,999,760

Industrials - 8.4%
Caterpillar Inc., 7%, 12/15/13	1,720,000	1,743,479
General Electric Capital Corp. (A), 0.152%, 12/10/13	1,000,000	999,709
General Electric Capital Corp., 2.1%, 1/7/14	1,000,000	1,004,926

		3,748,114
Information Technology - 0.6%
International Business Machines Corp., 6.5%, 10/15/13	260,000	260,604

Total Short-Term Investments ( Cost $9,652,567 )		9,652,567
	Shares
INVESTMENT COMPANIES - 4.7%
State Street Institutional U.S. Government Money Market Fund	2,106,594	2,106,594

Total Investment Companies ( Cost $2,106,594 )		2,106,594

TOTAL INVESTMENTS - 99.2% ( Cost $44,455,783 )		44,455,783
NET OTHER ASSETS AND LIABILITIES - 0.8%		339,088

TOTAL NET ASSETS - 100.0%		$44,794,871

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 0.5%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.437%, 9/21/30	$652,045	$660,498
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33	894,045	893,641

Total Asset Backed Securities ( Cost $1,568,667 )		1,554,139
CORPORATE NOTES AND BONDS - 28.4%
Consumer Discretionary - 2.1%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31	2,500,000	3,186,827
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,174,200
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34	2,400,000	2,713,608

		7,074,635
Energy - 2.8%
Energy Transfer Partners L.P., 4.15%, 10/1/20	1,500,000	1,541,572
Hess Corp., 7.875%, 10/1/29	1,960,000	2,457,764
Transocean Inc. (E), 7.5%, 4/15/31	2,310,000	2,595,837
Valero Energy Corp., 7.5%, 4/15/32	2,275,000	2,655,799

		9,250,972
Financials - 2.7%
American Express Credit Corp., 2.375%, 3/24/17	1,080,000	1,114,491
HCP Inc., 6.7%, 1/30/18	2,725,000	3,173,094
Lehman Brothers Holdings Inc. * (F), 5.75%, 1/3/17	3,135,000	313
Liberty Mutual Group Inc. (C) (D), 4.25%, 6/15/23	1,000,000	975,309
Simon Property Group L.P., 5.875%, 3/1/17	1,060,000	1,196,367
UBS AG (E), 5.75%, 4/25/18	366,000	422,266
US Bank NA, 6.3%, 2/4/14	2,000,000	2,040,394

		8,922,234
Health Care - 3.9%
Eli Lilly & Co., 6.57%, 1/1/16	1,000,000	1,128,946
Genentech Inc., 5.25%, 7/15/35	1,740,000	1,888,932
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,960,000	3,398,852
Quest Diagnostics Inc., 5.45%, 11/1/15	3,500,000	3,794,161
Wyeth LLC, 6.5%, 2/1/34	2,370,000	2,934,463

		13,145,354
Industrials - 5.8%
Boeing Co./The, 8.625%, 11/15/31	760,000	1,071,791
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,716,553
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,925,000	3,705,545
General Electric Capital Corp., 3.35%, 10/17/16	3,200,000	3,391,501
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,695,826
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,436,548
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,758,012
Northrop Grumman Corp., 1.75%, 6/1/18	1,500,000	1,472,224
Waste Management Inc., 7.125%, 12/15/17	2,465,000	2,880,310

		19,128,310
Information Technology - 2.0%
Apple Inc., 2.4%, 5/3/23	3,000,000	2,715,543
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,009,773
EMC Corp., 2.65%, 6/1/20	3,000,000	2,969,667

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

		6,694,983
Materials - 1.9%
Westvaco Corp., 8.2%, 1/15/30	2,250,000	2,642,486
Weyerhaeuser Co., 7.375%, 3/15/32	3,000,000	3,653,901

		6,296,387
Telecommunication Services - 2.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	3,080,000	4,341,953
Rogers Communications Inc. (E) (G), 4.1%, 10/1/23	1,500,000	1,504,650
Verizon Communications Inc., 5.15%, 9/15/23	626,000	670,938

		6,517,541
Utilities - 5.2%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36	3,445,000	3,899,334
Interstate Power & Light Co., 6.25%, 7/15/39	2,925,000	3,488,683
Sierra Pacific Power Co., Series M, 6%, 5/15/16	3,250,000	3,661,960
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	2,165,000	2,376,152
Wisconsin Electric Power Co., 6.5%, 6/1/28	3,000,000	3,792,180

		17,218,309

Total Corporate Notes and Bonds ( Cost $89,415,453 )		94,248,725
LONG TERM MUNICIPAL BONDS - 0.6%
General - 0.6%
Jacksonville FL Sales Tax Revenue	1,000,000	1,041,910
McHenry & Kane Cntys Community Consolidated School Dist No 158 Huntley	1,000,000	1,052,810

		2,094,720

Total Long Term Municipal Bonds ( Cost $2,074,549 )		2,094,720
MORTGAGE BACKED SECURITIES - 17.9%
Fannie Mae - 12.5%
4%, 4/1/15 Pool # 255719	193,897	205,568
5.5%, 4/1/16 Pool # 745444	430,737	453,052
6%, 5/1/16 Pool # 582558	24,944	25,900
5.5%, 9/1/17 Pool # 657335	69,251	72,920
5.5%, 2/1/18 Pool # 673194	230,138	242,354
5%, 5/1/20 Pool # 813965	905,455	970,013
4.5%, 9/1/20 Pool # 835465	653,418	695,036
6%, 5/1/21 Pool # 253847	113,978	125,111
7%, 12/1/29 Pool # 762813	96,869	108,337
7%, 11/1/31 Pool # 607515	59,961	68,706
6.5%, 3/1/32 Pool # 631377	125,245	139,417
7%, 5/1/32 Pool # 644591	60,546	68,828
6.5%, 6/1/32 Pool # 545691	819,379	907,068
5.5%, 4/1/33 Pool # 690206	1,075,066	1,174,007
5%, 10/1/33 Pool # 254903	1,384,447	1,505,512
5.5%, 11/1/33 Pool # 555880	1,152,026	1,258,756
5%, 6/1/34 Pool # 778891	343,406	373,263
7%, 7/1/34 Pool # 792636	41,632	43,799
5.5%, 8/1/34 Pool # 793647	186,737	203,964
5.5%, 3/1/35 Pool # 810075	663,849	723,616

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 3/1/35 Pool # 815976	1,007,082	1,101,181
5%, 8/1/35 Pool # 829670	1,028,793	1,116,166
5.5%, 8/1/35 Pool # 826872	580,770	632,449
5%, 9/1/35 Pool # 820347	1,320,558	1,457,200
5%, 9/1/35 Pool # 835699	1,277,847	1,396,148
5%, 10/1/35 Pool # 797669	1,414,665	1,531,699
5.5%, 10/1/35 Pool # 836912	87,457	95,151
5%, 11/1/35 Pool # 844809	574,761	622,758
5%, 12/1/35 Pool # 850561	647,857	702,154
5.5%, 10/1/36 Pool # 896340	181,781	197,839
5.5%, 10/1/36 Pool # 901723	1,301,579	1,417,202
6.5%, 10/1/36 Pool # 894118	1,014,873	1,124,867
6%, 11/1/36 Pool # 902510	1,486,137	1,648,442
5.5%, 2/1/37 Pool # 905140	1,076,836	1,179,285
5.5%, 5/1/37 Pool # 928292	751,205	828,371
6%, 10/1/37 Pool # 947563	1,364,630	1,511,566
5.5%, 7/1/38 Pool # 986973	809,798	881,041
6.5%, 8/1/38 Pool # 987711	1,929,750	2,163,121
4.5%, 8/1/40 Pool # AD8243	854,778	913,353
4%, 1/1/41 Pool # AB2080	2,952,284	3,102,298
4%, 9/1/41 Pool # AJ1406	3,075,076	3,225,955
3.5%, 6/1/42 Pool # AO4136	3,250,210	3,311,230
3.5%, 9/1/42 Pool # AB6228	2,060,491	2,103,038

		41,627,741
Freddie Mac - 5.3%
5%, 5/1/18 Pool # E96322	496,245	525,643
8%, 6/1/30 Pool # C01005	41,225	50,174
7%, 3/1/31 Pool # C48129	119,104	129,064
5%, 7/1/33 Pool # A11325	899,071	983,535
6%, 10/1/34 Pool # A28439	271,123	295,508
6%, 10/1/34 Pool # A28598	98,941	107,846
5.5%, 11/1/34 Pool # A28282	2,001,710	2,204,250
5%, 4/1/35 Pool # A32314	291,261	319,356
5%, 4/1/35 Pool # A32315	410,139	449,655
5%, 4/1/35 Pool # A32316	573,691	619,919
5%, 4/1/35 Pool # A32509	194,394	213,218
5%, 1/1/37 Pool # A56371	1,057,780	1,138,113
4%, 10/1/41 Pool # Q04092	1,485,705	1,555,837
3%, 9/1/42 Pool # C04233	3,318,082	3,232,421
3%, 4/1/43 Pool # V80025	2,934,169	2,858,419
3%, 4/1/43 Pool # V80026	2,944,699	2,868,677

		17,551,635
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	15,012	15,248
6.5%, 2/20/29 Pool # 2714	110,733	127,681
6.5%, 4/20/31 Pool # 3068	83,963	95,492

		238,421

Total Mortgage Backed Securities ( Cost $56,831,829 )		59,417,797
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.5%
Fannie Mae - 1.2%
4.625%, 10/15/14	3,905,000	4,085,509

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

Federal Farm Credit Bank - 1.4%
5.875%, 10/3/16	4,000,000	4,597,196

Freddie Mac - 2.6%
4.500%, 1/15/14	5,500,000	5,569,878
1.000%, 9/29/17	3,000,000	2,974,503

		8,544,381
U.S. Treasury Bonds - 4.2%
6.625%, 2/15/27	6,600,000	9,247,220
4.500%, 5/15/38	4,000,000	4,615,000

		13,862,220
U.S. Treasury Notes - 41.1%
4.000%, 2/15/14	7,000,000	7,102,816
4.250%, 8/15/14	11,200,000	11,602,506
2.375%, 9/30/14	3,600,000	3,680,579
2.625%, 12/31/14	26,000,000	26,795,236
2.500%, 3/31/15	1,750,000	1,809,472
4.250%, 8/15/15	8,900,000	9,554,639
3.250%, 12/31/16	8,000,000	8,639,376
3.125%, 1/31/17	4,000,000	4,307,188
2.375%, 7/31/17	5,250,000	5,520,701
0.750%, 10/31/17	8,000,000	7,890,000
4.250%, 11/15/17	9,100,000	10,260,960
2.750%, 2/15/19	8,250,000	8,778,511
3.375%, 11/15/19	15,000,000	16,453,125
2.625%, 11/15/20	6,500,000	6,760,000
2.000%, 11/15/21	7,500,000	7,331,250

		136,486,359

Total U.S. Government and Agency Obligations ( Cost $160,138,824 )		167,575,665
	Shares
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
State Street Institutional U.S. Government Money Market Fund	5,415,595	5,415,595

Total Short-Term Investments ( Cost $5,415,595 )		5,415,595

TOTAL INVESTMENTS - 99.5% ( Cost $315,444,917 )		330,306,641
NET OTHER ASSETS AND LIABILITIES - 0.5%		1,568,705

TOTAL NET ASSETS - 100.0%		$331,875,346

* Non-income producing.
(A) Stepped rate security. Rate shown is as of September 30, 2013.
(B) Floating rate or variable rate note. Rate shown is as of September 30, 2013.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Core Bond Fund Portfolio of Investments (unaudited)

(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 2).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.4% of total net assets.
(F)	In default. Issuer is bankrupt.
(G)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 87.5%
Consumer Discretionary - 28.3%
Auto Components - 3.1%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$300,000	$318,750
Dana Holding Corp., 6.5%, 2/15/19	350,000	371,875
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	520,000
Tenneco Inc., 6.875%, 12/15/20	525,000	569,625

		1,780,250
Automobiles - 0.5%
Cooper Standard Automotive Inc., 8.5%, 5/1/18	250,000	266,250

Hotels, Restaurants & Leisure - 4.6%
Ameristar Casinos Inc., 7.5%, 4/15/21	200,000	217,500
Boyd Gaming Corp., 9.125%, 12/1/18	300,000	326,250
Felcor Lodging L.P., 6.75%, 6/1/19	950,000	1,002,250
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	281,250
Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	216,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	328,500
Scientific Games International Inc., 6.25%, 9/1/20	300,000	302,250

		2,674,000
Media - 14.5%
AMC Networks Inc., 4.75%, 12/15/22	400,000	374,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	280,000
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	98,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	761,250
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	204,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	900,000	933,750
DISH DBS Corp., 5.125%, 5/1/20	500,000	495,000
DISH DBS Corp., 5.875%, 7/15/22	100,000	98,500
Hughes Satellite Systems Corp., 6.5%, 6/15/19	500,000	528,750
Intelsat Jackson Holdings S.A. (B), 7.25%, 10/15/20	525,000	560,437
Intelsat Jackson Holdings S.A. (B), 7.5%, 4/1/21	250,000	270,000
Intelsat Luxembourg S.A. (A) (B), 6.75%, 6/1/18	250,000	259,375
Lamar Media Corp., 5.875%, 2/1/22	500,000	500,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	800,000	800,000
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	252,188
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17	500,000	520,000
Univision Communications Inc. (A), 6.75%, 9/15/22	500,000	527,500
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	350,000	371,000
ViaSat Inc., 6.875%, 6/15/20	300,000	311,250
XM Satellite Radio Inc. (A), 7.625%, 11/1/18	250,000	277,500

		8,422,500
Specialty Retail - 4.2%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	600,000	612,000
Michaels FinCo Holdings LLC / Michaels FinCo Inc., PIK (A), 7.5%, 8/1/18	300,000	303,750
Michaels Stores Inc., 7.75%, 11/1/18	500,000	537,500
Penske Automotive Group Inc., 5.75%, 10/1/22	500,000	490,000
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	500,000	501,250

		2,444,500
Textiles, Apparel & Luxury Goods - 1.4%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

High Income Fund Portfolio of Investments (unaudited)

Hanesbrands Inc., 6.375%, 12/15/20	250,000	269,375
Levi Strauss & Co., 7.625%, 5/15/20	500,000	538,750

		808,125
Consumer Staples - 6.6%
ACCO Brands Corp., 6.75%, 4/30/20	400,000	400,500
Alphabet Holding Co. Inc., PIK, 7.75%, 11/1/17	600,000	616,500
Barry Callebaut Services N.V. (A) (B), 5.5%, 6/15/23	300,000	304,544
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	493,750
Del Monte Corp., 7.625%, 2/15/19	600,000	622,500
Hawk Acquisition Sub Inc. (A), 4.25%, 10/15/20	250,000	238,438
Stater Brothers Holdings Inc., 7.75%, 4/15/15	500,000	501,255
US Foods Inc., 8.5%, 6/30/19	600,000	632,250

		3,809,737
Energy - 13.6%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	250,000	260,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	517,500
Berry Petroleum Co., 6.375%, 9/15/22	250,000	251,250
CGG (B), 6.5%, 6/1/21	300,000	306,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	527,500
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	324,000
Continental Resources Inc., 8.25%, 10/1/19	250,000	275,000
Exterran Holdings Inc., 7.25%, 12/1/18	500,000	529,375
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	400,000	404,000
Key Energy Services Inc., 6.75%, 3/1/21	500,000	495,000
Lightstream Resources Ltd. (A) (B), 8.625%, 2/1/20	300,000	291,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	500,000	540,000
Oasis Petroleum Inc., 6.875%, 1/15/23	500,000	530,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18	700,000	726,250
Precision Drilling Corp. (B), 6.5%, 12/15/21	350,000	365,750
QEP Resources Inc., 5.375%, 10/1/22	150,000	143,250
QEP Resources Inc., 5.25%, 5/1/23	500,000	466,250
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18	400,000	430,000
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	242,890
Unit Corp., 6.625%, 5/15/21	250,000	256,250

		7,881,265
Financials - 2.6%
Ally Financial Inc., 5.5%, 2/15/17	700,000	734,626
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	500,000	526,250
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	250,000

		1,510,876
Health Care - 7.9%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	300,000	322,500
Biomet Inc., 6.5%, 8/1/20	250,000	258,125
Biomet Inc., 6.5%, 10/1/20	400,000	405,500
Endo Health Solutions Inc., 7%, 7/15/19	100,000	103,000
Endo Health Solutions Inc., 7%, 12/15/20	500,000	512,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	200,000	208,500
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22	200,000	205,000
Multiplan Inc. (A), 9.875%, 9/1/18	250,000	276,250
Tenet Healthcare Corp., 8%, 8/1/20	850,000	901,000
Tenet Healthcare Corp. (A), 6%, 10/1/20	100,000	102,250
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18	500,000	528,750
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc., 7.75%, 2/1/19	400,000	429,000

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

High Income Fund Portfolio of Investments (unaudited)

VPII Escrow Corp. (A), 7.5%, 7/15/21	300,000	323,250

		4,575,625
Industrials - 11.0%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	528,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	500,000	542,500
Belden Inc. (A), 5.5%, 9/1/22	500,000	482,500
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	350,000
Clean Harbors Inc., 5.125%, 6/1/21	150,000	144,938
FTI Consulting Inc., 6%, 11/15/22	500,000	496,250
Griffon Corp., 7.125%, 4/1/18	500,000	530,000
HD Supply Inc. (A), 7.5%, 7/15/20	550,000	569,937
Moog Inc., 7.25%, 6/15/18	500,000	520,000
Nortek Inc., 8.5%, 4/15/21	250,000	271,875
RR Donnelley & Sons Co., 7.875%, 3/15/21	200,000	214,500
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	127,000	138,430
TransDigm Inc., 5.5%, 10/15/20	200,000	196,000
United Rentals North America Inc., 8.25%, 2/1/21	175,000	194,250
United Rentals North America Inc., 7.625%, 4/15/22	500,000	543,750
West Corp., 8.625%, 10/1/18	100,000	108,750
West Corp., 7.875%, 1/15/19	500,000	538,750

		6,371,180
Information Technology - 6.3%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	50,000	51,250
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	414,000
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	248,750
CommScope Inc. (A), 8.25%, 1/15/19	500,000	546,250
Level 3 Financing Inc., 8.125%, 7/1/19	600,000	642,000
SunGard Data Systems Inc., 7.375%, 11/15/18	800,000	848,000
Syniverse Holdings Inc., 9.125%, 1/15/19	850,000	915,875

		3,666,125
Materials - 5.0%
ArcelorMittal (B), 5.75%, 8/5/20	300,000	307,500
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	316,500
Boise Cascade Co., 6.375%, 11/1/20	600,000	621,000
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15	200,000	206,000
Huntsman International LLC, 4.875%, 11/15/20	400,000	379,000
Polymer Group Inc., 7.75%, 2/1/19	500,000	534,375
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	250,000	261,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	262,500

		2,888,125
Telecommunication Services - 4.2%
CenturyLink Inc., 5.625%, 4/1/20	200,000	195,250
CenturyLink Inc., 5.8%, 3/15/22	500,000	470,000
Crown Castle International Corp., 7.125%, 11/1/19	150,000	160,875
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	297,750
Softbank Corp. (A) (B), 4.5%, 4/15/20	250,000	240,250
Sprint Communications Inc., 7%, 8/15/20	325,000	330,687
Sprint Corp. (A), 7.875%, 9/15/23	500,000	510,000
Windstream Corp., 6.375%, 8/1/23	250,000	228,750

		2,433,562
Utilities - 2.0%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

High Income Fund Portfolio of Investments (unaudited)

GenOn Energy Inc., 7.875%, 6/15/17		300,000	324,000
Mirant Americas Generation LLC, 8.5%, 10/1/21		300,000	318,000
NRG Energy Inc., 8.25%, 9/1/20		475,000	521,313

			1,163,313

Total Corporate Notes and Bonds ( Cost $49,605,287 )			50,695,433
		Shares
SHORT-TERM INVESTMENTS - 7.9%
State Street Institutional U.S. Government Money Market Fund		4,577,041	4,577,041

Total Short-Term Investments ( Cost $4,577,041 )			4,577,041

TOTAL INVESTMENTS - 95.4% ( Cost $54,182,328 )			55,272,474
NET OTHER ASSETS AND LIABILITIES - 4.6%			2,636,567

TOTAL NET ASSETS - 100.0%			$57,909,041

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.1% of total net assets.

PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 56.1%
Consumer Discretionary - 5.8%
McDonald's Corp.	63,500	$6,109,335
Omnicom Group Inc.	60,500	3,838,120
Target Corp.	65,000	4,158,700
Time Warner Inc.	78,100	5,139,761
Viacom Inc., Class B	47,500	3,970,050

		23,215,966
Consumer Staples - 7.6%
Coca-Cola Co./The	86,000	3,257,680
Diageo PLC, ADR	26,000	3,304,080
Nestle S.A., ADR	59,000	4,106,400
PepsiCo Inc.	67,000	5,326,500
Philip Morris International Inc.	58,500	5,065,515
Procter & Gamble Co./The	65,000	4,913,350
Sysco Corp.	71,500	2,275,845
Wal-Mart Stores Inc.	34,000	2,514,640

		30,764,010
Energy - 7.5%
Chevron Corp.	87,000	10,570,500
ConocoPhillips	76,000	5,282,760
Ensco PLC, Class A	44,000	2,365,000
Exxon Mobil Corp.	96,000	8,259,840
Occidental Petroleum Corp.	40,500	3,788,370

		30,266,470
Financials - 9.7%
Bank of New York Mellon Corp./The	92,000	2,777,480
BB&T Corp.	110,000	3,712,500
M&T Bank Corp.	30,500	3,413,560
Northern Trust Corp.	49,000	2,665,110
PartnerRe Ltd.	46,000	4,210,840
Travelers Cos. Inc./The	113,000	9,579,010
US Bancorp	170,000	6,218,600
Wells Fargo & Co.	153,000	6,321,960

		38,899,060
Health Care - 8.5%
Becton, Dickinson and Co.	26,000	2,600,520
Johnson & Johnson	92,000	7,975,480
Medtronic Inc.	85,000	4,526,250
Merck & Co. Inc.	161,000	7,665,210
Novartis AG, ADR	34,000	2,608,140
Pfizer Inc.	314,000	9,014,940

		34,390,540
Industrials - 8.4%
3M Co.	57,000	6,806,370
Boeing Co./The	35,500	4,171,250
Emerson Electric Co.	61,500	3,979,050
General Dynamics Corp.	33,000	2,888,160
United Parcel Service Inc., Class B	71,000	6,487,270

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

United Technologies Corp.	66,000	7,116,120
Waste Management Inc.	61,000	2,515,640

		33,963,860
Information Technology - 7.4%
Accenture PLC, Class A	70,000	5,154,800
Automatic Data Processing Inc.	53,500	3,872,330
Intel Corp.	106,000	2,429,520
Linear Technology Corp.	77,000	3,053,820
Microchip Technology Inc.	72,500	2,921,025
Microsoft Corp.	104,500	3,480,895
Oracle Corp.	75,000	2,487,750
QUALCOMM Inc.	97,000	6,533,920

		29,934,060
Telecommunication Service - 1.2%
AT&T Inc.	144,000	4,870,080

Total Common Stocks ( Cost $160,462,808 )		226,304,046
	Par Value
ASSET BACKED SECURITIES - 0.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.437%, 9/21/30	$599,648	607,422

Total Asset Backed Securities ( Cost $620,242 )		607,422
CORPORATE NOTES AND BONDS - 14.1%
Consumer Discretionary - 1.7%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	2,000,000	2,549,462
DR Horton Inc., 5.25%, 2/15/15	515,000	530,450
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	2,091,739
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,788,000

		6,959,651
Consumer Staples - 0.6%
Mondelez International Inc., 6.5%, 11/1/31	2,025,000	2,333,098

Energy - 1.5%
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,808,268
Energy Transfer Partners L.P., 4.15%, 10/1/20	600,000	616,629
Hess Corp., 7.875%, 10/1/29	1,150,000	1,442,055
Transocean Inc. (D), 6%, 3/15/18	750,000	845,075
Transocean Inc. (D), 7.5%, 4/15/31	1,030,000	1,157,451

		5,869,478
Financials - 1.2%
American Express Credit Corp., 2.375%, 3/24/17	450,000	464,371
HCP Inc., 6.7%, 1/30/18	1,450,000	1,688,435
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	1,735,000	174
Simon Property Group L.P., 5.875%, 3/1/17	530,000	598,183
US Bank NA, 6.3%, 2/4/14	2,000,000	2,040,394

		4,791,557
Health Care - 3.1%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

AbbVie Inc., 2%, 11/6/18	1,200,000	1,178,267
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,506,756
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,354,735
Genentech Inc., 5.25%, 7/15/35	740,000	803,339
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	1,320,000	1,515,705
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,626,069
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,361,987

		12,346,858
Industrials - 1.9%
Boeing Co./The, 8.625%, 11/15/31	350,000	493,588
Boeing Co./The, 6.875%, 10/15/43	620,000	771,205
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,729,254
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	912,237
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,084,208
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,318,509
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,343,756

		7,652,757
Information Technology - 0.7%
Apple Inc., 2.4%, 5/3/23	500,000	452,591
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,067,053
International Business Machines Corp., 1.875%, 8/1/22	1,600,000	1,423,491

		2,943,135
Materials - 0.4%
Ball Corp., 4%, 11/15/23	250,000	224,375
Rio Tinto Finance USA PLC (D), 2.25%, 12/14/18	400,000	394,387
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,203,799

		1,822,561
Telecommunication Services - 0.7%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,509,311
Verizon Communications Inc., 5.15%, 9/15/23	260,000	278,664

		2,787,975
Utilities - 2.3%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	1,760,076
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,628,052
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,019,944
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	534,083
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	916,438
Westar Energy Inc., 6%, 7/1/14	2,400,000	2,495,467

		9,354,060

Total Corporate Notes and Bonds ( Cost $53,487,683 )		56,861,130
LONG TERM MUNICIPAL BOND - 0.2%
General - 0.2%
Jacksonville FL Sales Tax Revenue	950,000	989,815

Total Long Term Municipal Bonds ( Cost $981,926 )		989,815

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

MORTGAGE BACKED SECURITIES - 7.2%
Fannie Mae - 5.1%
4%, 4/1/15 Pool # 255719	91,031	96,511
5.5%, 4/1/16 Pool # 745444	166,461	175,085
6%, 5/1/16 Pool # 582558	45,730	47,484
5%, 12/1/17 Pool # 672243	422,201	450,310
4.5%, 9/1/20 Pool # 835465	401,692	427,276
6%, 5/1/21 Pool # 253847	96,966	106,437
7%, 12/1/29 Pool # 762813	45,364	50,735
7%, 11/1/31 Pool # 607515	59,961	68,706
7%, 5/1/32 Pool # 644591	33,286	37,839
5.5%, 10/1/33 Pool # 254904	400,878	437,985
5.5%, 11/1/33 Pool # 555880	1,152,026	1,258,756
5%, 5/1/34 Pool # 780890	1,501,538	1,629,766
7%, 7/1/34 Pool # 792636	19,927	20,964
5.5%, 8/1/34 Pool # 793647	180,407	197,050
5.5%, 3/1/35 Pool # 815976	977,093	1,068,389
5.5%, 8/1/35 Pool # 826872	254,851	277,529
5%, 9/1/35 Pool # 820347	539,719	595,565
5%, 9/1/35 Pool # 835699	534,891	584,411
5%, 10/1/35 Pool # 797669	443,148	479,809
5.5%, 10/1/35 Pool # 836912	191,114	207,927
5%, 12/1/35 Pool # 850561	271,016	293,729
5.5%, 12/1/35 Pool # 844583	866,869	947,553
5.5%, 9/1/36 Pool # 831820	1,036,057	1,150,751
6%, 9/1/36 Pool # 831741	625,800	682,944
5.5%, 10/1/36 Pool # 896340	81,789	89,014
5.5%, 10/1/36 Pool # 901723	488,092	531,451
5.5%, 12/1/36 Pool # 902853	993,352	1,089,567
5.5%, 12/1/36 Pool # 903059	827,536	903,102
4%, 1/1/41 Pool # AB2080	1,312,126	1,378,799
4%, 9/1/41 Pool # AJ1406	1,366,701	1,433,758
4%, 10/1/41 Pool # AJ4046	1,186,936	1,248,503
3.5%, 6/1/42 Pool # AO4136	1,218,829	1,241,711
3%, 2/1/43 Pool # AB8486	1,462,889	1,430,385

		20,639,801
Freddie Mac - 2.0%
8%, 6/1/30 Pool # C01005	32,980	40,139
6.5%, 1/1/32 Pool # C62333	112,170	125,785
5%, 7/1/33 Pool # A11325	899,071	983,535
6%, 10/1/34 Pool # A28439	125,738	137,047
6%, 10/1/34 Pool # A28598	45,885	50,015
5%, 4/1/35 Pool # A32314	157,503	172,696
5%, 4/1/35 Pool # A32315	183,145	200,791
5%, 4/1/35 Pool # A32316	197,206	213,096
5%, 4/1/35 Pool # A32509	129,106	141,608
5%, 1/1/37 Pool # A56371	528,890	569,056
4%, 10/1/41 Pool # Q04092	1,485,705	1,555,837
3%, 9/1/42 Pool # C04233	1,706,442	1,662,388
3%, 4/1/43 Pool # V80025	1,173,668	1,143,368
3%, 4/1/43 Pool # V80026	1,177,879	1,147,471

		8,142,832
Ginnie Mae - 0.1%
6.5%, 4/20/31 Pool # 3068	69,146	78,640

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

Total Mortgage Backed Securities ( Cost $27,716,203 )			28,861,273
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.7%
U.S. Treasury Bond - 1.1%
6.625%, 2/15/27		3,270,000	4,581,577

U.S. Treasury Notes - 15.6%
4.000%, 2/15/14		4,810,000	4,880,649
4.250%, 8/15/14		4,965,000	5,143,432
2.375%, 9/30/14		1,400,000	1,431,336
0.500%, 10/15/14		5,000,000	5,019,140
2.500%, 3/31/15		795,000	822,017
2.500%, 4/30/15		1,500,000	1,553,379
4.500%, 2/15/16		5,550,000	6,083,755
3.250%, 12/31/16		2,500,000	2,699,805
3.125%, 1/31/17		2,000,000	2,153,594
0.500%, 7/31/17		4,000,000	3,924,688
2.375%, 7/31/17		2,000,000	2,103,124
4.250%, 11/15/17		12,100,000	13,643,694
2.750%, 2/15/19		1,300,000	1,383,281
3.125%, 5/15/19		1,500,000	1,625,274
3.375%, 11/15/19		1,000,000	1,096,875
2.625%, 11/15/20		7,400,000	7,696,000
1.750%, 5/15/22		1,750,000	1,657,441

			62,917,484

Total U.S. Government and Agency Obligations ( Cost $65,093,683 )			67,499,061
		Shares
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0%, 10/1/13		20,528,143	20,528,143

Total Short-Term Investments ( Cost $20,528,143 )			20,528,143

TOTAL INVESTMENTS - 99.6% ( Cost $328,890,688 )			401,650,890
NET OTHER ASSETS AND LIABILITIES - 0.4%			1,712,364

TOTAL NET ASSETS - 100.0%			$403,363,254

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of September 30, 2013.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.0% of total net assets.
(E)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Diversified Income Fund Portfolio of Investments (unaudited)

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.1%
Consumer Discretionary - 12.2%
Advance Auto Parts Inc.	87,000	$7,193,160
DIRECTV *	298,000	17,805,500
McDonald's Corp.	72,000	6,927,120
Omnicom Group Inc.	113,000	7,168,720
Target Corp.	87,000	5,566,260
Time Warner Inc.	183,000	12,043,230
Viacom Inc., Class B	115,000	9,611,700

		66,315,690
Consumer Staples - 6.7%
Diageo PLC, ADR	45,000	5,718,600
Nestle S.A., ADR	94,000	6,542,400
Philip Morris International Inc.	93,000	8,052,870
Procter & Gamble Co./The	103,000	7,785,770
Wal-Mart Stores Inc.	114,500	8,468,420

		36,568,060
Energy - 13.3%
Chevron Corp.	129,000	15,673,500
ConocoPhillips	160,000	11,121,600
Ensco PLC, Class A	156,000	8,385,000
Exxon Mobil Corp.	77,000	6,625,080
National Oilwell Varco Inc.	132,000	10,310,520
Occidental Petroleum Corp.	93,000	8,699,220
Schlumberger Ltd.	136,000	12,016,960

		72,831,880
Financials - 24.7%
American International Group Inc.	319,000	15,512,970
Arch Capital Group Ltd. *	175,000	9,472,750
Bank of New York Mellon Corp./The	305,000	9,207,950
BB&T Corp.	254,000	8,572,500
Berkshire Hathaway Inc., Class B *	140,000	15,891,400
Brookfield Asset Management Inc., Class A	218,000	8,153,200
M&T Bank Corp.	52,000	5,819,840
Markel Corp. *	31,000	16,050,870
Travelers Cos. Inc./The	158,000	13,393,660
US Bancorp	328,000	11,998,240
Wells Fargo & Co.	349,000	14,420,680
WR Berkley Corp.	151,000	6,471,860

		134,965,920
Health Care - 14.2%
Johnson & Johnson	163,000	14,130,470
Medtronic Inc.	193,000	10,277,250
Merck & Co. Inc.	432,000	20,567,520
Novartis AG, ADR	74,000	5,676,540
Pfizer Inc.	730,000	20,958,300
UnitedHealth Group Inc.	85,000	6,086,850

		77,696,930
Industrials - 14.6%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Large Cap Value Fund Portfolio of Investments (unaudited)

	3M Co.	116,000	13,851,560
	Boeing Co./The	73,500	8,636,250
	Danaher Corp.	144,000	9,982,080
	Emerson Electric Co.	92,000	5,952,400
	FedEx Corp.	124,000	14,149,640
	General Dynamics Corp.	72,000	6,301,440
	United Parcel Service Inc., Class B	118,000	10,781,660
	United Technologies Corp.	94,000	10,135,080

			79,790,110
	Information Technology - 5.3%
	International Business Machines Corp.	46,000	8,518,280
	Oracle Corp.	185,000	6,136,450
	QUALCOMM Inc.	120,000	8,083,200
	Seagate Technology PLC	140,000	6,123,600

			28,861,530
	Materials - 1.8%
	Mosaic Co./The	232,000	9,980,640

	Telecommunication Service - 1.3%
	AT&T Inc.	202,000	6,831,640

Total Common Stocks ( Cost $378,599,436 )			513,842,400
	SHORT-TERM INVESTMENTS - 5.9%
	State Street Institutional U.S. Government Money Market Fund	$32,094,928	32,094,928

Total Short-Term Investments ( Cost $32,094,928 )			32,094,928

TOTAL INVESTMENTS - 100.0% ( Cost $410,694,364 )			545,937,328
NET OTHER ASSETS AND LIABILITIES - 0.0%			246,455

TOTAL NET ASSETS - 100.0%			$546,183,783

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.0%
Consumer Discretionary - 20.1%
Amazon.com Inc. *	27,297	$8,534,134
CBS Corp., Class B	74,150	4,090,114
DIRECTV *	82,565	4,933,259
Discovery Communications Inc., Class C *	86,523	6,759,177
Home Depot Inc./The	73,125	5,546,531
Lululemon Athletica Inc. *	69,211	5,058,632
McDonald's Corp.	50,945	4,901,418
NIKE Inc., Class B	50,418	3,662,363
Omnicom Group Inc.	79,720	5,057,437
Panera Bread Co., Class A *	31,966	5,067,570
priceline.com Inc. *	6,943	7,019,026
Starbucks Corp.	56,378	4,339,415
TJX Cos. Inc.	113,690	6,410,979
Walt Disney Co./The	32,840	2,117,852

		73,497,907
Consumer Staples - 7.3%
Costco Wholesale Corp.	52,804	6,078,796
Nestle S.A., ADR	115,655	8,049,588
PepsiCo Inc.	44,725	3,555,638
Philip Morris International Inc.	105,955	9,174,643

		26,858,665
Energy - 5.4%
Apache Corp.	70,025	5,961,929
Schlumberger Ltd.	154,765	13,675,035

		19,636,964
Financials - 2.6%
Brookfield Asset Management Inc., Class A	124,706	4,664,004
T. Rowe Price Group Inc.	66,629	4,792,624

		9,456,628
Health Care - 9.5%
Allergan Inc.	65,428	5,917,963
Biogen Idec Inc. *	22,397	5,392,302
Celgene Corp. *	31,265	4,812,621
Cerner Corp. *	86,258	4,532,858
Gilead Sciences Inc. *	73,090	4,592,976
Johnson & Johnson	53,500	4,637,915
UnitedHealth Group Inc.	68,535	4,907,791

		34,794,426
Industrials - 15.4%
3M Co.	45,137	5,389,809
Boeing Co./The	50,142	5,891,685
Danaher Corp.	112,318	7,785,884
Emerson Electric Co.	77,988	5,045,824
Expeditors International of Washington Inc.	69,867	3,078,340
FedEx Corp.	36,155	4,125,647
Jacobs Engineering Group Inc. *	60,890	3,542,580
Roper Industries Inc.	28,093	3,732,717

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

United Parcel Service Inc., Class B	74,075	6,768,233
United Technologies Corp.	77,428	8,348,287
W.W. Grainger Inc.	10,075	2,636,728

		56,345,734
Information Technology - 28.8%
Communications Equipment - 3.4%
QUALCOMM Inc.	185,618	12,503,229

Computers & Peripherals - 5.2%
Apple Inc.	39,824	18,986,092

Internet Software & Services - 5.5%
eBay Inc. *	136,957	7,640,831
Google Inc., Class A *	14,078	12,331,061

		19,971,892
IT Services - 5.6%
Accenture PLC, Class A	101,572	7,479,762
International Business Machines Corp.	35,095	6,498,892
Visa Inc., Class A	34,321	6,558,743

		20,537,397
Semiconductors & Semiconductor Equipment - 1.5%
Linear Technology Corp.	140,170	5,559,142

Software - 7.6%
MICROS Systems Inc. *	96,753	4,831,845
Microsoft Corp.	340,745	11,350,216
Oracle Corp.	352,632	11,696,803

		27,878,864

		105,436,616
Leisure and Consumer Staples - 1.2%
CVS Caremark Corp.	79,762	4,526,494

Materials - 4.7%
Ecolab Inc.	37,352	3,688,883
Monsanto Co.	84,825	8,853,185
Mosaic Co./The	107,833	4,638,976

		17,181,044

Total Common Stocks ( Cost $251,801,628 )		347,734,478
SHORT-TERM INVESTMENTS - 5.1%
State Street Institutional U.S. Government Money Market Fund	18,617,981	18,617,981

Total Short-Term Investments ( Cost $18,617,981 )		18,617,981

TOTAL INVESTMENTS - 100.1% ( Cost $270,419,609 )		366,352,459

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Large Cap Growth Fund Portfolio of Investments (unaudited)

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(385,566)

TOTAL NET ASSETS - 100.0%		$365,966,893

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.0%
Consumer Discretionary - 27.8%
Media – 10.8%
DIRECTV *	162,060	$9,683,085
Discovery Communications Inc., Class C *	113,171	8,840,919
Liberty Global PLC *	140,026	10,562,161
Omnicom Group Inc.	196,578	12,470,908

		41,557,073
Specialty Retail – 17.0%
Advance Auto Parts Inc.	175,953	14,547,794
Bed Bath & Beyond Inc. *	123,519	9,555,430
CarMax Inc. *	211,647	10,258,530
Ross Stores Inc.	148,330	10,798,424
Tiffany & Co.	109,489	8,389,047
TJX Cos. Inc.	208,452	11,754,608

		65,303,833

		106,860,906
Consumer Staples - 0.8%
Brown-Forman Corp., Class B	47,678	3,248,302

Energy - 4.2%
Ensco PLC, Class A	140,127	7,531,826
World Fuel Services Corp.	229,189	8,551,042

		16,082,868
Financials - 23.4%
Arch Capital Group Ltd. *	192,729	10,432,421
Brookfield Asset Management Inc., Class A	356,303	13,325,732
Brown & Brown Inc.	254,068	8,155,583
Glacier Bancorp Inc.	330,981	8,178,540
Leucadia National Corp.	325,388	8,863,569
M&T Bank Corp.	88,830	9,941,854
Markel Corp. *	35,999	18,639,202
WR Berkley Corp.	294,852	12,637,357

		90,174,258
Health Care - 11.1%
DENTSPLY International Inc.	290,512	12,611,126
Laboratory Corp. of America Holdings *	114,579	11,359,362
Perrigo Co.	78,654	9,704,330
Techne Corp.	112,696	9,022,442

		42,697,260
Industrials - 17.7%
C.H. Robinson Worldwide Inc.	177,995	10,601,382
Colfax Corp. *	143,640	8,114,224
Copart Inc. *	428,946	13,636,193
Expeditors International of Washington Inc.	248,655	10,955,739
Jacobs Engineering Group Inc. *	119,599	6,958,270
Ritchie Bros Auctioneers Inc.	369,487	7,456,248

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Mid Cap Fund Portfolio of Investments (unaudited)

	Wabtec Corp.	163,732	10,293,831

			68,015,887
	Information Technology - 4.6%
	Amphenol Corp., Class A	96,431	7,461,831
	MICROS Systems Inc. *	207,797	10,377,382

			17,839,213
	Materials - 3.4%
	Crown Holdings Inc. *	310,934	13,146,289

Total Common Stocks ( Cost $254,049,102 )			358,064,983
	SHORT-TERM INVESTMENTS - 7.0%
	State Street Institutional U.S. Government Money Market Fund,	27,075,964	27,075,964

Total Short-Term Investments ( Cost $27,075,964 )			27,075,964

TOTAL INVESTMENTS - 100.0% ( Cost $281,125,066 )			385,140,947
NET OTHER ASSETS AND LIABILITIES - 0.0%			(139,088)

TOTAL NET ASSETS - 100.0%			$385,001,859

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Consumer Discretionary - 12.4%
Ascena Retail Group Inc. *	15,520	$309,314
Cato Corp./The, Class A	10,680	298,826
CEC Entertainment Inc.	7,220	331,109
Choice Hotels International Inc.	1,640	70,832
Fred's Inc., Class A	14,800	231,620
Helen of Troy Ltd. *	7,310	323,102
Matthews International Corp., Class A	6,440	245,235
Stage Stores Inc.	8,010	153,792

		1,963,830
Consumer Staples - 2.1%
Casey's General Stores Inc.	3,080	226,380
Post Holdings Inc. *	2,800	113,036

		339,416
Energy - 6.2%
Bristow Group Inc.	1,100	80,036
Diamondback Energy Inc. *	4,700	200,408
Era Group Inc. *	5,590	151,936
Halcon Resources Corp. *	7,541	33,407
Scorpio Tankers Inc.	32,300	315,248
SEACOR Holdings Inc.	2,290	207,108

		988,143
Financials - 19.4%
AMERISAFE Inc.	3,870	137,424
Assured Guaranty Ltd.	7,800	146,250
Campus Crest Communities Inc., REIT	16,900	182,520
DiamondRock Hospitality Co., REIT	12,929	137,952
Education Realty Trust Inc., REIT	9,900	90,090
First Busey Corp.	21,607	112,572
First Midwest Bancorp Inc.	16,630	251,279
First Niagara Financial Group Inc.	15,907	164,956
Flushing Financial Corp.	8,181	150,939
Hancock Holding Co.	4,400	138,072
International Bancshares Corp.	11,450	247,664
MB Financial Inc.	6,530	184,407
Northwest Bancshares Inc.	17,680	233,730
Platinum Underwriters Holdings Ltd.	2,660	158,882
Primerica Inc.	6,500	262,210
Summit Hotel Properties Inc., REIT	15,100	138,769
Webster Financial Corp.	11,380	290,531
Westamerica Bancorporation	1,170	58,196

		3,086,443
Health Care - 10.9%
Allscripts Healthcare Solutions Inc. *	10,800	160,596
Amsurg Corp. *	7,390	293,383
Charles River Laboratories International Inc. *	8,500	393,210
Corvel Corp. *	5,160	190,765
Haemonetics Corp. *	800	31,904
ICON PLC *	5,530	226,343
ICU Medical Inc. *	3,770	256,096

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Small Cap Fund Portfolio of Investments (unaudited)

STERIS Corp.	4,200	180,432

		1,732,729
Industrials - 20.3%
ACCO Brands Corp. *	27,240	180,874
Acuity Brands Inc.	1,770	162,875
Albany International Corp., Class A	8,950	321,037
Atlas Air Worldwide Holdings Inc. *	4,400	202,884
Carlisle Cos. Inc.	2,420	170,102
Cubic Corp.	4,100	220,088
ESCO Technologies Inc.	5,990	199,048
G&K Services Inc., Class A	6,100	368,379
GATX Corp.	5,570	264,686
Mueller Industries Inc.	6,500	361,855
Standard Parking Corp. *	8,790	236,363
United Stationers Inc.	9,120	396,720
UTi Worldwide Inc.	9,500	143,545

		3,228,456
Information Technology - 12.8%
Belden Inc.	9,170	587,338
Coherent Inc.	2,270	139,492
Diebold Inc.	7,670	225,191
Forrester Research Inc.	6,700	246,292
MAXIMUS Inc.	3,660	164,846
MTS Systems Corp.	2,130	137,066
ScanSource Inc. *	5,600	193,760
Verint Systems Inc. *	4,000	148,240
Zebra Technologies Corp., Class A *	4,200	191,226

		2,033,451
Materials - 8.1%
Aptargroup Inc.	3,820	229,697
Deltic Timber Corp.	2,780	181,089
Greif Inc., Class A	2,700	132,381
Innospec Inc.	4,800	223,968
Koppers Holdings Inc.	3,800	162,070
Sensient Technologies Corp.	3,500	167,615
Zep Inc.	12,140	197,396

		1,294,216
Utilities - 4.0%
Atmos Energy Corp.	4,450	189,525
Laclede Group Inc./The	2,600	117,000
New Jersey Resources Corp.	1,470	64,753
UNS Energy Corp.	3,140	146,387
WGL Holdings Inc.	2,560	109,338

		627,003

Total Common Stocks ( Cost $10,101,059 )		15,293,687
SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, 0%, 10/1/13	595,821	595,821

Total Short-Term Investments ( Cost $595,821 )		595,821

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Small Cap Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 99.9% ( Cost $10,696,880 )		15,889,508
NET OTHER ASSETS AND LIABILITIES - 0.1%		14,074

TOTAL NET ASSETS - 100.0%		$15,903,582

*	Non-income producing.

PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.9%
Australia - 2.4%
Ansell Ltd.	47,018	$915,861
James Hardie Industries Plc	139,416	1,389,054

		2,304,915
Belgium - 2.5%
Anheuser-Busch InBev N.V.	23,785	2,367,624

Bermuda - 1.4%
Signet Jewelers Ltd.	19,278	1,362,593

Brazil - 0.7%
Estacio Participacoes S.A.	81,100	630,123

Canada - 2.5%
MacDonald Dettwiler & Associates Ltd.	15,200	1,172,999
Rogers Communications Inc.	27,400	1,178,143

		2,351,142
Denmark - 1.0%
Carlsberg AS	9,070	934,458

Finland - 2.2%
Nokia OYJ *	65,874	432,933
Sampo	37,922	1,629,377

		2,062,310
France - 9.0%
BNP Paribas S.A.	35,973	2,433,305
Cap Gemini S.A.	18,010	1,071,322
Sanofi	21,960	2,227,253
Technip S.A.	9,498	1,115,197
Valeo S.A.	20,754	1,772,224

		8,619,301
Germany - 6.0%
Bayer AG	20,343	2,398,733
Bayerische Motoren Werke AG	15,803	1,698,997
Merck KGaA	10,406	1,623,870

		5,721,600
Indonesia - 0.6%
Bank Mandiri Persero Tbk PT, ADR	83,200	562,432

Ireland - 1.0%
Ryanair Holdings PLC, ADR	19,500	969,930

Italy - 2.6%
Atlantia SpA	59,883	1,217,622
Eni SpA	57,364	1,315,403

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

International Stock Fund Portfolio of Investments (unaudited)

		2,533,025
Japan - 17.5%
AEON Financial Service Co. Ltd.	36,200	1,136,141
Asahi Group Holdings Ltd.	50,000	1,311,867
Asics Corp.	77,690	1,337,316
Daikin Industries Ltd.	19,500	1,033,572
Daiwa House Industry Co. Ltd.	70,000	1,316,039
Don Quijote Co. Ltd.	33,900	2,121,013
Japan Tobacco Inc.	38,600	1,386,215
LIXIL Group Corp.	59,000	1,211,873
Makita Corp.	15,300	887,227
Seven & I Holdings Co. Ltd.	39,000	1,420,418
Sumitomo Mitsui Financial Group Inc.	47,900	2,312,279
Yahoo Japan Corp.	225,000	1,274,989

		16,748,949
Jersey - 3.7%
Glencore Xstrata PLC *	270,495	1,474,425
Informa PLC	237,298	2,016,850

		3,491,275
Luxembourg - 1.5%
RTL Group	13,819	1,402,315

Netherlands - 1.5%
European Aeronautic Defence and Space Co. N.V.	22,187	1,413,589

Norway - 0.8%
Petroleum Geo-Services ASA	58,773	726,202

Philippines - 1.6%
Alliance Global Group Inc.	1,591,600	859,040
LT Group Inc.	1,543,700	638,186

		1,497,226
South Africa - 1.1%
Mediclinic International Ltd.	141,497	1,046,826

South Korea - 0.8%
Samsung Electronics Co. Ltd., GDR	1,280	816,640

Spain - 3.9%
International Consolidated Airlines Group S.A. *	210,307	1,151,797
Mediaset Espana Comunicacion S.A. *	99,378	1,144,115
Red Electrica Corp. S.A.	25,937	1,476,189

		3,772,101
Sweden - 4.5%
Assa Abloy AB	40,306	1,850,136
Electrolux AB	19,341	502,282
Getinge AB	18,995	678,910
Swedbank AB	53,321	1,242,030

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

International Stock Fund Portfolio of Investments (unaudited)

			4,273,358
	Switzerland - 6.5%
	GAM Holding AG *	70,337	1,271,643
	Novartis AG	46,772	3,594,465
	Swatch Group AG/The	2,101	1,352,111

			6,218,219
	Thailand - 0.7%
	Krung Thai Bank PCL	1,117,200	685,749

	Turkey - 0.5%
	KOC Holding AS	101,977	470,496

	United Kingdom - 18.4%
	BG Group PLC	42,231	807,082
	British American Tobacco PLC	33,041	1,752,603
	Direct Line Insurance Group PLC	341,153	1,177,489
	Ladbrokes PLC	127,706	349,810
	Lloyds Banking Group PLC *	1,797,543	2,141,211
	Prudential PLC	118,710	2,211,989
	Reed Elsevier PLC	94,285	1,271,475
	Rexam PLC	252,615	1,969,545
	Royal Dutch Shell PLC	65,023	2,147,422
	Standard Chartered PLC	57,822	1,386,336
	Taylor Wimpey PLC	484,145	786,918
	Unilever PLC	39,623	1,565,155

			17,567,035

Total Common Stocks ( Cost $67,138,427 )			90,549,433
	SHORT-TERM INVESTMENTS - 4.1%
	United States - 4.1%
	State Street Institutional U.S. Government Money Market Fund	3,897,916	3,897,916

Total Short-Term Investments ( Cost $3,897,916 )			3,897,916

TOTAL INVESTMENTS - 99.0% ( Cost $71,036,343 )			94,447,349
NET OTHER ASSETS AND LIABILITIES - 1.0%			971,637

TOTAL NET ASSETS - 100.0%			$95,418,986

*	Non-income producing.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2013

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 9/30/13
Consumer Discretionary	14%
Consumer Staples	11%
Energy	7%
Financials	18%
Health Care	14%
Industrials	11%
Information Technology	6%
Materials	8%
Money Market Funds	4%
Telecommunication Services	4%
Utilities	2%
Net Other Assets and Liabilities	1%

100%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Bond Funds - 56.2%
Baird Aggregate Bond Fund Institutional Shares		255,416	$2,679,310
DoubleLine Total Return Bond Fund Class I		243,600	2,669,860
Franklin Floating Rate Daily Access Fund Advisor Class		840,042	7,703,180
iShares 20+ Year Treasury Bond Fund ETF		18,863	2,007,023
iShares Barclays TIPS Bond Fund ETF		6,562	738,750
Metropolitan West High Yield Bond Fund Class I		128,961	1,337,330
Metropolitan West Total Return Bond Fund Class I		378,479	4,019,450
PIMCO Investment Grade Corporate Bond Fund Institutional Class		253,457	2,676,505
Vanguard Intermediate-Term Corporate Bond ETF		48,254	4,025,349
Vanguard Short-Term Corporate Bond ETF		16,826	1,339,350
Vanguard Total Bond Market ETF		105,267	8,513,995

			37,710,102
Foreign Stock Funds - 5.7%
iShares MSCI EAFE ETF		20,988	1,338,825
iShares MSCI United Kingdom ETF		27,271	535,057
Vanguard FTSE All-World ex-US ETF		16,537	803,698
Vanguard FTSE Europe ETF		4,914	267,862
WisdomTree Japan Hedged Equity Fund ETF		18,256	875,010

			3,820,452
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund		614,278	614,278

Stock Funds - 36.9%
iShares Core S&P Mid-Cap ETF		8,642	1,072,818
iShares Core S&P Small-Cap ETF		2,687	268,082
iShares S&P 100 ETF		37,536	2,809,194
iShares S&P Mid-Cap 400 Value ETF		3,724	402,267
PowerShares Buyback Achievers Portfolio ETF		54,891	2,144,591
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		357,366	4,660,058
SPDR S&P 500 ETF Trust		47,820	8,038,542
Vanguard Dividend Appreciation ETF		50,038	3,483,145
Vanguard Health Care ETF		4,315	401,899
Vanguard Information Technology ETF		15,753	1,271,740
Vanguard Value ETF		2,878	200,856

			24,753,192

TOTAL INVESTMENTS - 99.7% ( Cost $62,186,459 )			66,898,024
NET OTHER ASSETS AND LIABILITIES - 0.3%			208,055

TOTAL NET ASSETS - 100.0%			$67,106,079

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 37.7%
Baird Aggregate Bond Fund Institutional Shares		331,158	$3,473,852
DoubleLine Total Return Bond Fund Class I		315,791	3,461,069
Franklin Floating Rate Daily Access Fund Advisor Class		852,383	7,816,352
iShares 20+ Year Treasury Bond Fund ETF		24,458	2,602,331
Metropolitan West High Yield Bond Fund Class I		167,174	1,733,592
Metropolitan West Total Return Bond Fund Class I		327,123	3,474,043
PIMCO Investment Grade Corporate Bond Fund Institutional Class		246,479	2,602,823
Vanguard Intermediate-Term Corporate Bond ETF		41,710	3,479,448
Vanguard Short-Term Corporate Bond ETF		10,913	868,675
Vanguard Total Bond Market ETF		40,838	3,302,977

			32,815,162
Foreign Stock Funds - 8.8%
iShares Global Energy ETF		4,221	173,145
iShares MSCI EAFE ETF		32,655	2,083,063
iShares MSCI United Kingdom ETF		53,038	1,040,606
Vanguard FTSE All-World ex-US ETF		48,242	2,344,561
Vanguard FTSE Europe ETF		7,965	434,172
WisdomTree Japan Hedged Equity Fund ETF		32,773	1,570,810

			7,646,357
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		927,281	927,281

Stock Funds - 52.3%
iShares Core S&P Mid-Cap ETF		24,512	3,042,920
iShares Core S&P Small-Cap ETF		7,839	782,097
iShares S&P 100 ETF		67,208	5,029,847
iShares S&P Mid-Cap 400 Value ETF		5,633	608,477
PowerShares Buyback Achievers Portfolio ETF		93,410	3,649,529
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		728,183	9,495,505
SPDR S&P 500 ETF Trust		85,252	14,330,861
Vanguard Dividend Appreciation ETF		72,364	5,037,258
Vanguard Health Care ETF		9,325	868,530
Vanguard Information Technology ETF		29,025	2,343,188
Vanguard Value ETF		3,731	260,386

			45,448,598

TOTAL INVESTMENTS - 99.9% ( Cost $78,265,362 )			86,837,398
NET OTHER ASSETS AND LIABILITIES - 0.1%			87,098

TOTAL NET ASSETS - 100.0%			$86,924,496

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 27.6%
Baird Aggregate Bond Fund Institutional Shares		182,021	$1,909,401
DoubleLine Total Return Bond Fund Class I		173,590	1,902,549
Franklin Floating Rate Daily Access Fund Advisor Class		555,169	5,090,900
iShares 20+ Year Treasury Bond Fund ETF		17,919	1,906,582
Metropolitan West High Yield Bond Fund Class I		122,459	1,269,900
Metropolitan West Total Return Bond Fund Class I		179,823	1,909,722
PIMCO Investment Grade Corporate Bond Fund Institutional Class		120,397	1,271,396
Vanguard Intermediate-Term Corporate Bond ETF		22,923	1,912,237
Vanguard Total Bond Market ETF		4,730	382,562

			17,555,249
Foreign Stock Funds - 11.0%
iShares Global Energy ETF		4,640	190,333
iShares MSCI EAFE ETF		27,917	1,780,826
iShares MSCI United Kingdom ETF		51,820	1,016,708
SPDR S&P China ETF		3,445	255,033
Vanguard FTSE All-World ex-U.S. ETF		41,898	2,036,243
Vanguard FTSE Europe ETF		7,004	381,788
WisdomTree Japan Hedged Equity Fund ETF		28,018	1,342,903

			7,003,834
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		779,966	779,966

Stock Funds - 60.2%
iShares Core S&P Mid-Cap ETF		22,581	2,803,205
iShares Core S&P Small-Cap ETF		8,936	891,545
iShares S&P 100 ETF		50,947	3,812,874
iShares S&P Mid-Cap 400 Value ETF		4,717	509,530
PowerShares Buyback Achievers Portfolio ETF		84,747	3,311,065
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		630,636	8,223,490
SPDR S&P 500 ETF Trust		70,044	11,774,397
Vanguard Dividend Appreciation ETF		54,856	3,818,526
Vanguard Health Care ETF		8,883	827,363
Vanguard Information Technology ETF		26,783	2,162,192
Vanguard Value ETF		3,646	254,454

			38,388,641

TOTAL INVESTMENTS - 100.0% ( Cost $56,326,921 )			63,727,689
NET OTHER ASSETS AND LIABILITIES - 0.0%			16,758

TOTAL NET ASSETS - 100.0%			$63,744,447

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Bond Funds - 17.3%
Franklin Floating Rate Daily Access Fund Advisor Class		112,807	$1,034,442
iShares 20+ Year Treasury Bond Fund ETF		4,161	442,730
Metropolitan West High Yield Bond Fund Class I		28,443	294,958
Metropolitan West Total Return Bond Fund Class I		37,572	399,010
Vanguard Intermediate-Term Corporate Bond ETF		4,790	399,582

			2,570,722
Foreign Stock Funds - 13.2%
iShares Global Energy ETF		1,436	58,905
iShares MSCI EAFE ETF		7,408	472,556
iShares MSCI United Kingdom ETF		15,040	295,085
SPDR S&P China ETF		1,200	88,836
Vanguard FTSE All-World ex-U.S. ETF		12,160	590,976
Vanguard FTSE Europe ETF		1,897	103,405
WisdomTree Japan Hedged Equity Fund ETF		7,435	356,360

			1,966,123
Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund		253,590	253,590

Stock Funds - 67.9%
iShares Core S&P Mid-Cap ETF		6,435	798,841
iShares Core S&P Small-Cap ETF		2,816	280,952
iShares S&P 100 ETF		12,224	914,844
iShares S&P Mid-Cap 400 Value ETF		1,369	147,879
PowerShares Buyback Achievers Portfolio ETF		22,705	887,084
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		168,948	2,203,076
SPDR S&P 500 ETF Trust		18,022	3,029,498
Vanguard Dividend Appreciation ETF		13,162	916,207
Vanguard Health Care ETF		2,539	236,483
Vanguard Information Technology ETF		7,316	590,621
Vanguard Value ETF		1,058	73,838

			10,079,323

TOTAL INVESTMENTS - 100.1% ( Cost $13,377,134 )			14,869,757
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(14,482)

TOTAL NET ASSETS - 100.0%			$14,855,275

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Ultra Series Fund | September 30, 2013

Notes to Portfolios of Investments (unaudited)
1. Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivable, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Trust’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to fair value any of the investments of these funds. However, an underlying fund may need to fair value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.
A fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At September 30, 2013, investments in securities of the Core Bond and Diversified Income Funds include issues that are illiquid. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at September 30, 2013, which includes cost and acquisition date, is as follows:

Core Bond Fund
Security:	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	$2,617,665
ERAC USA Finance LLC	12/16/04	2,594,086
Indianapolis Power & Light Co.	10/02/06	3,425,164
Liberty Mutual Group Inc.	6/13/13	993,798
		$9,630,713
Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	2,094,132
ERAC USA Finance LLC	12/16/04	1,999,608
Indianapolis Power & Light Co.	10/2/06	1,546,047
		$5,639,787

3. Fair Value Measurements: Each fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. Through the period ended September 30, 2013, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of September 30, 2013 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2013
Conservative Allocation	$230,246,039	$ -	$ -	$230,246,039
Moderate Allocation	411,916,180	-	-	411,916,180
Aggressive Allocation	159,788,417	-	-	159,788,417
Money Market[1]	2,106,594	42,349,189	-	44,455,783
Core Bond
Asset Backed	-	1,554,139	-	1,554,139
Corporate Notes and Bonds	-	94,248,725	-	94,248,725
Long Term Municipal Bonds	-	2,094,720	-	2,094,720
Mortgage Backed	-	59,417,797	-	59,417,797
U.S. Government and Agency Obligations	-	167,575,665	-	167,575,665
Short-Term Investments	5,415,595	-	-	5,415,595
	5,415,595	324,891,046	-	330,306,641
High Income
Corporate Notes and Bonds	-	50,695,433	-	50,695,433
Short-Term Investments	4,577,041	-	-	4,577,041
	4,577,041	50,695,433	-	55,272,474
Diversified Income
Common Stocks	226,304,046	-	-	226,304,046
Asset Backed	-	607,422	-	607,422
Corporate Notes and Bonds	-	56,861,130	-	56,861,130
Long Term Municipal Bonds	-	989,815	-	989,815
Mortgage Backed	-	28,861,273	-	28,861,273
U.S. Government and Agency Obligations	-	67,499,061	-	67,499,061
Short-Term Investments	20,528,143	-	-	20,528,143
	246,832,189	154,818,701	-	401,650,890
Large Cap Value
Common Stocks	513,842,400	-	-	513,842,400
Short-Term Investments	32,094,928	-	-	32,094,928
	545,937,328	-	-	545,937,328
Large Cap Growth
Common Stocks	347,734,478	-	-	347,734,478
Short-Term Investments	18,617,981	-	-	18,617,981
	366,352,459	-	-	366,352,459
Mid Cap
Common Stocks	358,064,983	-	-	358,064,983

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Short-Term Investments	27,075,964	-	-	27,075,964
	385,140,947	-	-	385,140,947
Small Cap
Common Stocks	15,293,687	-	-	15,293,687
Short-Term Investments	595,821	-	-	595,821
	15,889,508	-	-	15,889,508
International Stock
Common Stocks
Australia	-	2,304,915	-	2,304,915
Belgium	-	2,367,624	-	2,367,624
Bermuda	-	1,362,593	-	1,362,593
Brazil	-	630,123	-	630,123
Canada	-	2,351,142	-	2,351,142
Denmark	-	934,458	-	934,458
Finland	-	2,062,310	-	2,062,310
France	-	8,619,301	-	8,619,301
Germany	-	5,721,600	-	5,721,600
Indonesia	562,432	-	-	562,432
Ireland	969,930	-	-	969,930
Italy	-	2,533,025	-	2,533,025
Japan	-	16,748,949	-	16,748,949
Jersey	-	3,491,275	-	3,491,275
Luxembourg	-	1,402,315	-	1,402,315
Netherlands	-	1,413,589	-	1,413,589
Norway	-	726,202	-	726,202
Philippines	-	1,497,226	-	1,497,226
South Africa	-	1,046,826	-	1,046,826
South Korea	-	816,640	-	816,640
Spain	-	3,772,101	-	3,772,101
Sweden	-	4,273,358	-	4,273,358
Switzerland	-	6,218,219	-	6,218,219
Thailand	-	685,749	-	685,749
Turkey	-	470,496	-	470,496
United Kingdom	-	17,567,035	-	17,567,035
Short-Term Investments	3,897,916	-	-	3,897,916
	5,430,278	89,017,071	-	94,447,349
Target Retirement 2020	66,898,024	-	-	66,898,024
Target Retirement 2030	86,837,398	-	-	86,837,398
Target Retirement 2040	63,727,689	-	-	63,727,689
Target Retirement 2050	14,869,757	-	-	14,869,757
1 At September 30, 2013 all Level 2 securities held are Short Term Investments.

New Accounting Pronouncements: In December 2011, the International Accounting Standards Board (IASB) and the FASB issued Accounting Standards Update (ASU) 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of Generally Accepted Accounting Principles in the United States (U.S. GAAP) and those entities that prepare their financial statements on the basis of International Financial Reporting Standard (IFRS). ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In January 2013, FASB issued ASU 2013-01 entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of ASU 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives repurchase and reverse repurchase agreements,

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

and securities lending and securities borrowing transactions. ASU 2011-11 and ASU 2013-01 are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management has evaluated the implications of ASU 2011-11 and ASU 2013-01 and its impact on financial statements disclosures and adopted the disclosures required by these updates.

In June 2013, FASB issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. At this time, management is evaluating the implications of ASU 2013-08 and its impact to financial statements.
4. Discussion of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The High Income Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including exchange traded funds (“ETFs”). Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs its peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the market. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

in which we work suggests that the risk of the unknown is something to consider in connection with an investments in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2013

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer
Date: November 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date: November 4, 2013

By: (signature)

Greg Hoppe, Treasurer
Date: November 4, 2013

See accompanying Notes to Portfolios of Investments.